Pension and Severance Plans (Expected Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
2022	¥ 38,662
2023	36,885
2024	38,468
2025	37,414
2026	37,947
2027 - 2031	183,084
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
2022	106,434
2023	12,742
2024	13,063
2025	13,633
2026	13,735
2027 - 2031	¥ 76,482